Note 20 - Stock-based Compensation (Details Textual) - USD ($)		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		348,825
Share-Based Payment Arrangement, Expense		$ 55,621,000	$ 46,041,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 125.11	$ 116.37	$ 101.73
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 32,341,000	$ 28,067,000
Subsidiary Stock-Based Compensation Plans [Member]
Share-Based Payment Arrangement, Expense		7,460,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 36,534,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 3,776,000
Discount for Forfeiture Risk and Limitations on Timing and Extent of Redemption of Stock Options		25.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 91.84
Minimum [Member] | Subsidiary Stock-Based Compensation Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 151.62
Maximum [Member] | Subsidiary Stock-Based Compensation Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		5 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		5 years
Share-Based Payment Arrangement, Expense		$ 35,347,000	32,603,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 54,134
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		4 years
Performance Shares [Member]
Share-Based Payment Arrangement, Expense		$ 12,813,000	$ 13,438,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 41,039,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 14,788,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		107,043
Deferred Compensation Share-Based Arrangements, Liability, Classified, Noncurrent		$ 26,251,000
Performance Shares [Member] | Chairman and Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	428,174